ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION - Schedule of reclassification of profit or loss and cash flow (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Income before equity income and net financial result		R$ 10,964,434		R$ 7,483,843	[1]	R$ 4,087,577
Equity income (loss) in associates		350,399		418,897	[1]	130,225
Equity income (loss) of jointly controlled companies		1,695,945		(92,179)	[1]	4,590,631
Equity income (loss)		2,046,344		326,718	[1]	4,720,856
Net financial result		(7,897,027)		(5,157,936)	[1]	(2,557,557)
Profit before income tax and social contribution		5,113,751		2,652,625	[1]	6,250,876
Income tax and social contribution		(274,426)		118,404	[1]	445,584
Net profit from continuing operations		4,839,325		2,771,029	[1]	6,696,460
Profit for the year from discontinued operations, net of tax		45,419		49,846	[1]
Net profit for the year		4,884,744		2,820,875	[1]	6,696,460
Cash flows from operating activities
Equity income (loss) in subsidiaries and associates	[2]			(418,897)
Other items of operating	[2]			7,738,504
Net cash (used) generated in Operating activities		10,276,444		9,972,232	[2]	5,147,191
Cash flows from investing activities
Dividends received from subsidiaries and associates	[2]			278,127
Discontinued operation		62,700		44,969	[2]
Other items of investing activities	[2]			(21,049,660)
Net cash used in investing activities		(4,303,092)		(20,726,564)	[2]	(5,476,165)
Net cash generated in financing activities		(4,516,583)		8,286,259	[2]	2,348,721
Decrease in cash and cash equivalents		1,456,769		(2,468,073)	[2]	2,019,747
Cash and cash equivalents at the beginning of the year		13,301,716	[2]	16,174,130	[2]	13,642,918
Effect of the foreign exchange rate changes		(100,004)		(404,341)	[2]	511,465
Cash and cash equivalents at the end of the year		14,658,481		13,301,716	[2]	16,174,130	[2]
Originally presented [member]
Disclosure of reclassifications or changes in presentation [line items]
Income before equity income and net financial result				7,483,843		4,087,577
Equity income (loss) in associates				468,743
Equity income (loss) of jointly controlled companies				(92,179)
Equity income (loss)				376,564
Net financial result				(5,157,936)
Profit before income tax and social contribution				2,702,471
Income tax and social contribution				118,404
Net profit from continuing operations				2,820,875
Profit for the year from discontinued operations, net of tax
Net profit for the year				2,820,875
Cash flows from operating activities
Equity income (loss) in subsidiaries and associates				(468,743)
Other items of operating				7,738,504
Net cash (used) generated in Operating activities				9,972,232
Cash flows from investing activities
Dividends received from subsidiaries and associates				323,096
Discontinued operation
Other items of investing activities				(21,049,660)
Net cash used in investing activities				(20,726,564)
Net cash generated in financing activities				8,286,259
Decrease in cash and cash equivalents				(2,468,073)
Cash and cash equivalents at the beginning of the year		13,301,716		16,174,130
Effect of the foreign exchange rate changes				(404,341)
Cash and cash equivalents at the end of the year				13,301,716		16,174,130
Reclassification [member]
Disclosure of reclassifications or changes in presentation [line items]
Income before equity income and net financial result
Equity income (loss) in associates				(49,846)
Equity income (loss) of jointly controlled companies
Equity income (loss)				(49,846)
Net financial result
Profit before income tax and social contribution				(49,846)
Income tax and social contribution
Net profit from continuing operations				(49,846)
Profit for the year from discontinued operations, net of tax				49,846
Net profit for the year
Cash flows from operating activities
Equity income (loss) in subsidiaries and associates				49,846
Other items of operating
Net cash (used) generated in Operating activities
Cash flows from investing activities
Dividends received from subsidiaries and associates				(44,969)
Discontinued operation				44,969
Other items of investing activities
Net cash used in investing activities
Net cash generated in financing activities
Decrease in cash and cash equivalents
Cash and cash equivalents at the beginning of the year
Effect of the foreign exchange rate changes
Cash and cash equivalents at the end of the year

[1]	Amounts after the reclassification of the discontinued operation.
[2]	Amounts after the reclassification of the discontinued operation.